License Intangibles and Royalties, Elvis Presley Enterprises, LLC (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	May 06, 2019
License Agreement [Abstract]
Sales related to products	$ 4,084	$ 3,817	$ 7,635	$ 7,064
Guaranteed Minimum Royalty Payments [Abstract]
2019-2020	1,500		1,500
2021	1,000		1,000
2022	1,125		1,125
2023	1,250		1,250
2024	1,500		1,500
2025	1,750		$ 1,750
Elvis Presley Enterprises, LLC [Member]
License Agreement [Abstract]
License agreement, fair value					$ 1,000
License expiration date			Dec. 31, 2025
Royalty quarterly rate, net retail sales			5.00%
Royalty quarterly rate, net wholesale sales			10.00%
Prepaid expenses	600		$ 600
Elvis Presley Enterprises, LLC [Member] | Elvis Presley Hound Dog [Member]
License Agreement [Abstract]
Sales related to products	$ 0		$ 0